Employee Benefit Expenses (Tables)	12 Months Ended
Dec. 31, 2020
Classes of employee benefits expense [abstract]
Employee benefit expenses

	2018 RMB’000	2019 RMB’000	2020 RMB’000
Wages and salaries	1,814,991	1,931,121	2,009,645
Social welfare costs	712,556	782,789	714,484
Others	374,029	433,462	419,090
Share-based payments granted to directors and employees	(13,004)	—	—

Total employee benefit expense	2,888,572	3,147,372	3,143,219